Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Corporate tax rate, description	The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%.
Federal and state net operating loss carry forwards	$ 19.9	$ 15.6
Future taxable income	2.5
Carry forward	$ 17.4